Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	Consolidated
	December 31,	December 31,
	2022	2021
Cash and banks	207,449	57,457
Interest earning bank deposits	64,158	61,461
	271,607	118,918